EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING PERIOD

32.	EVENTS AFTER THE REPORTING PERIOD

32.1 Disallowance of tax paid abroad

In January 2025, the Company received new tax assessments related to the 2019 calendar year 2019, involving the disallowance of income tax paid abroad by its subsidiaries. As the Company contests the legitimacy of these charges, it has filed administrative defenses, which are pending judgment. This assessment is similar to the disallowances already contested by the Company, as disclosed in the individual and consolidated annual financial statements for the 2024 fiscal year, in explanatory note 27.2.1 - Main contingencies with a possible risk of loss, in the section “Disallowance of tax paid abroad”.

The assessed amount, estimated by the Company and supported by the opinion of its internal and external lawyers as representing a possible loss, is approximately R$2 billion. Due to this classification, the Company will not recognize a provision in relation to this matter. This uncertain tax treatment regarding income tax credits paid abroad, as per IFRIC 23 - Uncertainty on the Treatment of Income Taxes, continued to be applied by the Company and impacted subsequent calendar years (2018, and 2020 to 2024). If new challenges arise in the future, on the same basis and grounds as the tax assessments mentioned above, the Company estimates that the outcome of these potential new discussions would be consistent with the periods already assessed.

32.2 Distribution of dividends

In a meeting held on February 25, 2025, the Board of Directors approved the distribution of dividends in the amount of R$ 0.1276 per share of the Company, based on the balances available in the extraordinary balance sheet dated as of January 31, 2025, of which the amount corresponding to the profit recorded in the period from January 1st to January 31, 2025 will be allocated to the minimum mandatory dividends for the 2025 fiscal year and the remainder will be allocated to the special profit reserve constituted in previous fiscal years, without income tax withholding, pursuant to applicable law. The aforementioned payment shall be made on April 04, 2025, considering the shareholding position of March 14, 2025 with respect to B3 S.A. - Brasil, Bolsa, Balcão, and March 18, 2025 with respect to the New York Stock Exchange - NYSE, without any monetary adjustment. Shares and ADRs shall be traded ex-dividends as from and including March 17, 2025.